Aircraft sublease	12 Months Ended
Dec. 31, 2023
Disclosure of aircraft sublease receivables [Abstract]
Aircraft sublease	AIRCRAFT SUBLEASE
9.1Accounting policies
Aircraft subleases are transactions whereby the lessee, in this case the Company, subleases an asset that is leased from a third party, thus becoming an intermediate lessor. IFRS 16 – Leases, requires an intermediate lessor to classify the sublease as finance or operating.
Considering that the contracts entered into by the Company up to December 31, 2023 cover most of the term of the head lease, the subleases were accounted for as follows:
•Derecognition of the right-of-use asset related to the head lease and recognition of the receivables arising from the sublease contracts at present value;
•Recognition in profit or loss for the year of any difference between the right of use written off and the receivables arising from the sublease contract at present value;
•The lease liability with respect to the head lease continued to be recognized in the statement of financial position;
•Recognition of financial income over the term of the sublease; and
•Recognition of financial expenses relating to obligations of the head lease contract.
As of December 31, 2023, the Company has 3 aircraft under sublease (8 aircraft as of December 31, 2022).
9.2Breakdown of aircraft sublease

	December 31,
Description	2023	2022

2023	—	89,293
2024	15,386	70,396
2025	15,386	50,127
2026	4,001	7,951

Gross sublease	34,773	217,767
Accrued interest	(3,971)	(25,838)
Provision for losses	—	(15,876)
Net sublease	30,802	176,053

Current	14,592	70,193
Non-current	16,210	105,860